[Colonial Flag Logo]
COLONIAL MUTUAL FUNDS
One Financial Center
Boston, Massachusetts  02111
617-426-3750



February 1, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust IV (the "Trust")
         Colonial Utilities Fund
         File Nos. 811-2865 & 2-62492

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus dated January 25, 1999 and Statement of Additional Information dated March 30, 1998 with Supplement dated October 30, 1998 for the Fund does not differ from that contained in Post-Effective Amendment No. 51 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 12, 1999 (accession number 00000218472-99-000007).

The above referenced Prospectus is now being used in connection with the offering and sale of shares of the Fund exclusively to the Colonial Counselor Select(sm) Portfolios.

The Fund is a separate portfolio of the Trust.

Very truly yours,
COLONIAL TRUST IV on behalf of
Colonial Utilities Fund



By:Kevin Jacobs
     Assistant Secretary

cc:       M. Muller(with prospectus encl. only)
          M.C. Telman(with prospectus encl. only)